SCHEDULE OF DEFERRED REVENUES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Notes and other explanatory information [abstract]
Advisory service income	$ 145,760	$ 52,950
Customization income	42,600	122,200
Subscription fee income	317,064	147,676
Deferred revenues	$ 505,424	$ 322,826	$ 335,666